Restatement of Previously Issued Financial Statements (Schedule of Earnings Per Share, Basic and Diluted) (Details) - USD ($)	3 Months Ended				6 Months Ended			12 Months Ended
	Jun. 30, 2015	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2010
Loss per share - Basic:
Numerator for basic income (loss) per share	$ (1,815,000)	$ 2,723,000	$ (5,339,000)	$ 1,514,000	$ (1,572,000)	$ (8,850,000)	$ 237,000		$ 1,322,000	$ 3,880,000
Denominator for basic income (loss) per share	31,190,714	25,238,412	25,166,752	12,009,285	30,727,840	22,004,712	14,556,050	23,817,184	15,624,999	2,087,068
Basic income (loss) per common share	$ (0.06)	$ 0.11	$ (0.21)	$ 0.13	$ (0.05)	$ (0.40)	$ 0.02		$ 0.08	$ 1.86
Loss per share - Diluted:
Numerator for diluted income (loss) per share	$ (1,815,000)	$ 2,723,000	$ (5,339,000)	$ 1,514,000	$ (1,572,000)	$ (8,850,000)	$ 237,000		$ 1,322,000	$ 3,880,000
Adjust: Fair value of dilutive warrants outstanding		(3,429,000)		(2,756,000)			(2,149,000)		(5,020,000)	0
Numerator for diluted income (loss) per share	$ (619,000)	$ (706,000)	$ (654,000)	$ (1,242,000)	$ (1,384,000)	$ (1,414,000)	$ (1,912,000)		$ (3,698,000)	$ 3,880,000
Denominator for basic income (loss) per share	31,190,714	25,238,412	25,166,752	12,009,285	30,727,840	22,004,712	14,556,050	23,817,184	15,624,999	2,087,068
Plus: Incremental shares underlying warrants outstanding		8,252,777		5,624,075			5,150,160		5,135,411	0
Denominator for diluted income (loss) per share	31,190,714	33,491,189	25,166,752	17,633,360	30,727,840	22,004,712	19,706,210	23,817,184	20,760,410	2,087,068
Diluted income (loss) per common share		$ (0.02)		$ (0.07)			$ (0.10)	$ (0.31)	$ (0.18)	$ 1.86	[1]

[1]	The impact of assumed exercise of warrants is not included because all of the warrants outstanding were “out of the money” during this period.